Asset Disposal - Additional Information (Details) - USD ($)	Jul. 01, 2022	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Common stock par value		$ 0.0001	$ 0.0001	$ 0.0001
High Attendance [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cancellation of shares	81,908
Liabilities relating to purchased assets	$ 17,500
Gain (loss) from cancellation of shares	$ 0
Restricted Stock [Member] | Common Class A [Member] | High Attendance [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cancellation of shares	81,908
Common stock par value	$ 0.0001
Common stock vesting term	24 months